Submission	Jan. 15, 2025
Submission [Line Items]
Central Index Key	0000796343
Registrant Name	ADOBE INC.
Registration File Number	333-284258
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES